Note 9 - Variable Interest Entities (Details) - Financial Information of the Company’s VIEs - Balance Sheets (CNY) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Financial Information of the Company’s VIEs - Balance Sheets [Abstract]
Total assets	114,232	185,235
Total liabilities	110,133	169,077